DEBT	12 Months Ended
Jun. 30, 2014
DEBT [Abstract]
DEBT

NOTE 9. DEBT

Notes and loans payable, which mature in less than one year, included the following as of June 30:

	2014	2013
Commercial paper	$141	$200
Foreign borrowings	2	2
Total	$143	$202

The weighted average interest rates incurred on average outstanding notes and loans payable during the fiscal years ended June 30, 2014, 2013 and 2012, including fees associated with the Company's undrawn revolving credit facility, were 0.97%, 1.68% and 0.85%, respectively. The weighted average effective interest rates on commercial paper balances as of June 30, 2014 and 2013, were 0.28% and 0.31%, respectively. The carrying value of notes and loans payable as of June 30, 2014 and 2013, approximated their fair value due to their short maturity.

Long-term debt, carried at face value net of unamortized discounts or premiums, included the following as of June 30:

	2014	2013
Senior unsecured notes and debentures:
5.00%, $575 due January 2015	$575	$575
3.55%, $300 due November 2015	300	300
5.95%, $400 due October 2017	399	399
3.80%, $300 due November 2021	298	298
3.05%, $600 due September 2022	598	598
Total	2,170	2,170
Less: Current maturities of long-term debt	(575)	-
Long-term debt	$1,595	$2,170

The weighted average interest rates incurred on average outstanding long-term debt during the fiscal years ended June 30, 2014, 2013 and 2012, were 4.56%, 4.76% and 5.21%, respectively. The weighted average effective interest rate on long-term debt balances as of June 30, 2014 and 2013, was 4.56%.

In March 2013, $500 in senior notes with an annual fixed interest rate of 5.00% became due and were repaid. The repayment was funded in part with commercial paper borrowings and in part with a portion of the proceeds from the sale-leaseback transaction of the Company's Oakland, Calif., general office building (Note 11 – Other Liabilities).

In October 2012, $350 in senior notes with an annual fixed interest rate of 5.45% became due and were repaid. The repayment was funded with a portion of the proceeds from the September 2012 issuance of $600 in senior notes with an annual fixed interest rate of 3.05%, payable semi-annually in March and September, and a maturity date of September 15, 2022. The remaining proceeds from the September 2012 issuance were used to repay commercial paper.

In November 2011, the Company issued $300 in senior notes with an annual fixed interest rate of 3.80%, payable semi-annually in May and November, and a maturity date of November 15, 2021. Proceeds from the notes were used to repay commercial paper.

The senior notes issued in September 2012 and November 2011 rank equally and ratably in right of payment with all of the Company's existing and future senior unsecured indebtedness and senior to any future subordinated unsecured indebtedness. These notes were issued under the Company's shelf registration statement filed in November 2011, which allows the Company to offer and sell an unlimited amount of its senior unsecured indebtedness from time to time and expires in November 2014.

As of June 30, 2014, the Company had interest rate forward contracts with a notional amount of $288 related to the anticipated refinancing of senior notes maturing in January 2015.

The Company's borrowing capacity under other financing arrangements as of June 30 was as follows:

	2014	2013
Revolving credit facility	$1,100	$1,100
Foreign credit lines	31	32
Other credit lines	13	13
Total	$1,144	$1,145

As of June 30, 2014, the Company had a $1.1 billion revolving credit agreement, which expires in May 2017. There were no borrowings under the agreement, and the Company believes that borrowings under the revolving credit facility are and will continue to be available for general corporate purposes. The agreement includes certain restrictive covenants and limitations, with which the Company was in compliance as of June 30, 2014.

Of the $44 of foreign and other credit lines as of June 30, 2014; $5 was outstanding and the remainder of $39 was available for borrowing. As of June 30, 2014, $7 of foreign credit lines related to Clorox Venezuela, of which $1 was outstanding.

Long-term debt maturities as of June 30, 2014, are $575, $300, $0, $400, $0 and $900 in fiscal years 2015, 2016, 2017, 2018, 2019 and thereafter, respectively.